Financial assets and liabilities - Summary of open positions in natural gas derivatives (Detail) - Commodity option contract [member] R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Probable [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	R$ 8,610
25% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	1,042
50% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	2,084
-25% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	(1,042)
-50% [member]
Disclosure interest rates sensitivity analysis [line items]
Price variation US$/bbl	R$ (2,084)